SUMMARY OF IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES (Details) ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jan. 26, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 22, 2021 CNY (¥)	Mar. 22, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)
Purchase consideration:
Purchase consideration, cash paid								¥ 8,915	¥ 116,396
Intangible assets
Goodwill		¥ 121,805				$ 7,457		54,427	54,427	¥ 54,427
Goodwill									40,029
EliteCRM [Member]
Purchase consideration:
Purchase consideration, cash paid				¥ 180,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash				3,986
Accounts receivable				6,455
Prepaid expenses and other current assets				765
Property and equipment, net				4,944
Intangible assets
Accounts payable				(5,215)
Contract liabilities				(568)
Accrued expenses and other current liabilities				(8)
Deferred income tax liability				(1,665)
Total identifiable assets acquired and liabilities assumed				32,999
Goodwill				147,001
EliteCRM [Member] | Trademarks [Member]
Intangible assets
Technology				4,632
EliteCRM [Member] | Noncompete Agreements [Member]
Intangible assets
Technology				85
EliteCRM [Member] | Customer Relationships [Member]
Intangible assets
Technology				15,000
EliteCRM [Member] | Technology-Based Intangible Assets [Member]
Intangible assets
Technology				¥ 4,588
Zhuge Inc [Member]
Purchase consideration:
Purchase consideration, cash paid			¥ 93,511
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		6,551
Accounts receivable		815
Prepaid expenses and other current assets		635
Property and equipment, net		19
Intangible assets
Accounts payable		(1,220)
Contract liabilities		(4,129)
Accrued expenses and other current liabilities		(12,780)
Total identifiable assets acquired and liabilities assumed		(10,863)
Goodwill		57,271
Business combination consideration transferred equity interests issued and issuable			300
Business combination consideration transferred			93,811
Short-term loan		(5,500)
Deferred income tax liability		(4,630)
Long-term borrowings		(9,144)
Goodwill		104,674
Zhuge Inc [Member] | Trademarks [Member]
Intangible assets
Technology		2,840	2,840
Zhuge Inc [Member] | Noncompete Agreements [Member]
Intangible assets
Technology		720	720
Zhuge Inc [Member] | Customer Relationships [Member]
Intangible assets
Technology
Zhuge Inc [Member] | Technology-Based Intangible Assets [Member]
Intangible assets
Technology		6,400	6,400
Zhuge Inc [Member] | Order or Production Backlog [Member]
Intangible assets
Technology		¥ 8,560	¥ 8,560
Molun SCRM [Member]
Purchase consideration:
Purchase consideration, cash paid	¥ 31,800				¥ 31,800				¥ 31,800
Recognized amounts of identifiable assets acquired and liabilities assumed:
Prepaid expenses and other current assets					150
Intangible assets
Contract liabilities					(12,002)
Deferred income tax liability					(1,207)
Total identifiable assets acquired and liabilities assumed					(8,229)
Goodwill					40,029
Molun SCRM [Member] | Trademarks [Member]
Intangible assets
Technology					1,000
Molun SCRM [Member] | Technology-Based Intangible Assets [Member]
Intangible assets
Technology					3,730
Molun SCRM [Member] | Order or Production Backlog [Member]
Intangible assets
Technology					¥ 100